Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Merchandise	₩ 147,928	₩ 259,524
Finished goods	1,999	1,009
Work in process	2,135	3,647
Raw materials	4,402	9,023
Supplies	6,418	14,850
Inventories	162,882	288,053
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	162,485	268,366
Finished goods	4,264	1,260
Work in process	2,674	3,985
Raw materials	12,369	11,729
Supplies	7,112	14,850
Inventories	188,904	300,190
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(14,557)	(8,842)
Finished goods	(2,265)	(251)
Work in process	(539)	(338)
Raw materials	(7,967)	(2,706)
Supplies	(694)
Inventories	₩ (26,022)	₩ (12,137)